Retained earnings (accumulated deficit)	12 Months Ended
Dec. 31, 2017
Retained earnings (accumulated deficit)
Retained earnings (accumulated deficit)

29.        Retained earnings (accumulated deficit)

As stipulated by the relevant laws and regulations applicable to China’s foreign investment enterprise, the Company’s PRC subsidiaries are required or allowed to make appropriations to non-distributable reserves. The general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end), after offsetting accumulated losses from prior years, until the accumulative amount of such reserve fund reaches 50% of registered capital of the relevant subsidiaries. The general reserve fund can only be used to increase the registered capital and eliminate future losses of the relevant subsidiaries under PRC regulations. The staff welfare and bonus reserve is determined by the board of directors of the respective PRC subsidiaries and used for the collective welfare of the employee of the subsidiaries. The enterprise expansion reserve is for the expansion of the subsidiaries’ operations and can be converted to capital subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law. In 2017 the Company did not make any appropriation to non-distributable reserves. As of December 31, 2017, 2016 and 2015, the accumulated non-distributable reserve was US$30 million, US$30 million and US$30 million respectively.

In addition, due to restrictions on the distribution of paid-in capital from the Company’s PRC subsidiaries, the PRC subsidiaries’ paid-in capital of US$10,782 million at December 31, 2017 is considered restricted.

As a result of these PRC laws and regulations, as of December 31, 2017, reserve and capital of approximately US$10,812 million was not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.

In 2017,  2016 and 2015 the Company did not declare or pay any cash dividends on the ordinary shares.

On June 23, 2017, the accumulated losses of the Company as of December 31, 2016 were eliminated by an amount of US$910.8 million. Please refer to Note 27 for more details.

On December 29, 2017, SMIC Shanghai and SJ Jiangyin had entered into an asset transfer agreement in relation to the disposal and sale of unvalued assets. The purpose of the disposal was to transfer the business operation of the Shanghai Testing Centre from SMIC Shanghai to SJ Jiangyin and merge the business operation of Shanghai Testing Centre to SJ Jiangyin. The transfer of business operation raised a retained earnings of US$7.3 million for the Company and a corresponding loss for non-controlling interests.